Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments, net	[1]	$ (215)	$ (15)	$ 90
Unrealized holding gains/(losses) on derivative financial instruments, net		72	(75)	(173)
Reclassification adjustments for (gains)/losses included in net income		(224)	158	104
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total		(152)	83	(69)
Unrealized holding gains/(losses) on available-for-sale securities, net		102	49	(104)
Reclassification adjustments for (gains)/losses included in net income		(60)	(15)	59
Other comprehensive income (loss), available-for-sale securities, tax, total		42	34	(45)
Benefit plans: actuarial losses, net		(59)	(535)	(23)
Reclassification adjustments related to amortization		192	186	183
Reclassification adjustments related to settlements, net		42	45	237
Other		(39)	36	66
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax		137	(269)	462
Benefit plans: prior service (costs)/credits and other, net		0	67	160
Reclassification adjustments related to amortization		(67)	(64)	(59)
Reclassification adjustments related to curtailments, net		(7)	(10)	(12)
Other		0	(1)	0
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax		(74)	(7)	89
Tax provision/(benefit) on other comprehensive income/(loss)	[2],[3]	$ (262)	$ (174)	$ 528

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	Amounts may not add due to rounding.
[3]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).